INTERESTS IN OTHER ENTITIES - Parent	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [line items]
INTERESTS IN OTHER ENTITIES	18. INTERESTS IN OTHER ENTITIES

		Group
	2025	2024
	£m	£m
Joint Ventures	293	289
	293	289
The Santander UK group consists of a parent company, Santander UK Group Holdings plc, incorporated and domiciled in the UK and a number of subsidiaries and joint ventures held directly and indirectly by it.
a) Interests in subsidiaries
The Company holds directly or indirectly 100% of the issued ordinary share capital of its principal subsidiaries. All companies operate principally in their country of incorporation or registration. SFS has branch offices in Jersey and the Isle of Man.
Interests in consolidated structured entities
Structured entities are formed by Santander UK to accomplish specific and well-defined objectives. Santander UK consolidated these structured entities when the substance of the relationship indicates control, as described in Note 1. In addition to the structured entities disclosed in Note 14 which are used for securitisation and covered bond programmes, the only other structured entities consolidated by Santander UK are described below. All the external assets and liabilities in these entities are included in the financial statements and in relevant Notes. Other than as set out below, no significant judgements were required with respect to control or significant influence.
b) Interests in joint ventures
Santander UK does not have any individually material interests in joint ventures. In 2025, Santander UK’s share in the profit after tax of its joint ventures was £4m
(2024: £45m) before elimination of transactions between Santander UK and the joint ventures. At 31 December 2025, the carrying amount of Santander UK’s interest was £293m (2024: £289m). At 31 December 2025 and 2024, the joint ventures had no commitments and contingent liabilities.
c) Interests in unconsolidated structured entities
Structured entities sponsored by the Santander UK group
Santander UK has interests in structured entities which it sponsors but does not control. Santander UK considers itself a sponsor of a structured entity when it facilitates the establishment of the structured entity. Other than as set out below, no significant judgements were required with respect to control or significant influence. The structured entities sponsored but not consolidated by Santander UK are as follows:
i) Santander (UK) Common Investment Fund (the Fund)
The Fund is a common investment fund that was established to hold the assets of the Santander (UK) Group Pension Scheme. The Fund is not consolidated by
Santander UK, but its assets of £7,431m (2024: £7,591m) are accounted for as part of the defined benefit assets and obligations recognised on Santander UK’s balance sheet. For more on the Fund, see Note 28. As the Fund holds the assets of the pension scheme, it is outside the scope of IFRS 10. Santander UK’s maximum exposure to loss is the carrying amount of the assets held.
ii) Credit protection entities
Santander UK has established four (2024: five) unconsolidated credit protection entities, which are Designated Activity Companies limited by shares, incorporated in Ireland. Each entity has issued a series of credit linked notes varying in seniority which reference portfolios of Santander UK group loans. Concurrently, these entities sell credit protection to Santander UK in respect of the referenced loans and, in return for a fee, are liable to make protection payments to Santander UK upon the occurrence of a credit event in relation to any of the referenced loans.
Credit linked notes, which amounted to £175m (2024: £226m), are all held by third party investors. Funds raised by the sale of the credit linked notes are deposited with Santander UK as collateral for the credit protection.
Deposits and associated guarantees in respect of the credit linked notes are included in ‘Deposits by customers’ (see Note 22).
The entities are not consolidated by Santander UK because the third-party investors have the exposure, or rights, to all of the variability of returns from the performance of the entities. No assets are transferred to, or income received from, these entities. Since the credit linked notes are fully cash collateralised,
Santander UK’s maximum exposure to loss is equal to any unamortised fees paid to the entities in connection with the credit protection outlined above.

Santander UK Group Holdings plc
Disclosure of subsidiaries [line items]
INTERESTS IN OTHER ENTITIES	42.7. INTERESTS IN OTHER ENTITIES

	2025	2024
	£m	£m
Interests in ordinary shares of subsidiaries	11,635	11,635
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	210	210
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	500	500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities	50	50
- £400m Fixed Rate Reset Perpetual AT1 Capital Securities	400	400
	13,545	13,545
Details of subsidiaries and joint ventures are set out in the Shareholder information section. For information on AT1 Capital Securities, see Note 32 to the
Consolidated Financial Statements. The Company has no direct interests in joint ventures or associates.
Interests in other entities mainly relate to investments in 100% of the ordinary share capital of Santander UK plc, Santander Financial Services plc and Santander
Equity Investments Limited, as well as holdings of AT1 Capital Securities issued by Santander UK plc.
Interests in subsidiaries are held at cost subject to impairment.
The Company’s interests in subsidiaries were as follows:

	Cost	Impairment	Carrying amount
	£m	£m	£m
At 31 December 2025	11,645	(10)	11,635

At 31 December 2024	11,645	(10)	11,635
Impairment testing
At each balance sheet date, or more frequently when events or changes in circumstances dictate, interests in other entities are assessed for indicators of impairment. If indications are present, they are subject to an impairment assessment. Impairment is required where the carrying value of goodwill exceeds its recoverable amount.
Basis of the recoverable amount
Where an impairment assessment was required, the recoverable amount of interests in other entities was determined based on a value in use (VIU) methodology at each testing date. For each investment, the VIU is calculated by discounting management’s cash flow projections for the investment. The cash flow projections also take account of increased internal capital allocations needed to achieve internal and regulatory capital targets including the leverage ratio. The key assumptions used in the VIU calculation for each investment are set out below.
Carrying amount of investments and discount rate in the VIU calculation

	Carrying amount of investment		Discount rate
	2025	2024	2025	2024
Investment	£m	£m	%	%
Santander UK plc	11,268	11,268	12.3	12.1
Santander Financial Services plc	337	337	12.3	12.1
Other	30	30
	11,635	11,635
Management’s judgement in estimating the cash flows of an investment
The VIU calculation uses cash flow projections derived from the latest 3-year plan presented to the Board. For more details, see Note 19 to the Consolidated
Financial Statements.
Cash flow projections for the purpose of impairment testing do not take account of any adverse outcomes arising from contingent liabilities (see Note 30 to the
Consolidated Financial Statements), whose existence will be confirmed by uncertain future events or where any obligation is not probable or otherwise cannot be measured reliably, nor do they take account of the benefits arising from Santander UK’s transformation plans that had not yet been implemented or committed at
31 December 2025.
Discount rate
The rate used to discount the cash flows is based on the cost of equity assigned to each investment, which is derived using a CAPM. The CAPM depends on a number of inputs reflecting financial and economic variables, including the risk-free rate and a premium to reflect the inherent risk of the investment being evaluated. These variables are based on the market’s assessment of the economic variables and management’s judgement. In determining the discount rate, management have identified the cost of equity associated with market participants that closely resemble our investments and adjusted them for tax to arrive at the pre-tax equivalent rate. The pre-tax equivalent rate applicable to Santander UK plc was 17.4% (2024: 16.8%) and Santander Financial Services plc was 17.7%
(2024: 18.1%).
Growth rate beyond initial cash flow projections
The growth rate for periods beyond the initial cash flow projections is used to extrapolate the cash flows in perpetuity because of the long-term perspective of the business. In line with the accounting requirements, management uses the UK Government’s official estimate of the UK long-term average GDP growth rate, as this is lower than management's estimate of the long-term average growth rate of the business.
Investments in Santander UK plc and Santander Financial Services plc
The VIU of each investment remains higher than the carrying value of the investment. The VIU review at 31 December 2025 did not indicate the need for an impairment in the Company’s investments in Santander UK plc and Santander Financial Services plc.
Sensitivities of VIU changes to current assumptions to achieve £nil headroom in Santander UK plc
Although there was no impairment of the Company's investment in Santander UK plc at 31 December 2025 and 2024, the test remains sensitive to some of the assumptions used, as described above. In addition, the changes in assumptions detailed below for the discount rate and cash flow projections would eliminate the current headroom. As a result, there is a risk of impairment in the future should business performance or economic factors diverge from forecasts.
The sensitivity analysis presented below has been prepared on the basis that a change in each assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2025	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander UK plc	11,268	15,053	3,785	431	25

2024
Santander UK plc	11,268	11,683	415	43	4
The increase in headroom was a result of increased profitability, forecast cash flows, and a higher starting CET1 balance due to ongoing capital generation and a no-dividend decision for 2025.
Sensitivities of VIU changes to current assumptions to achieve £nil headroom in Santander Financial Services plc
Although there was no impairment of the Company's investment in Santander Financial Services plc at 31 December 2025 and 2024, the test remains sensitive to some of the assumptions used, as described above. In addition, the changes in assumptions detailed below for the discount rate and cash flow projections would eliminate the current headroom. As a result, there is a risk of impairment in the future should business performance or economic factors diverge from forecasts.
The sensitivity analysis presented below has been prepared on the basis that a change in each assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2025	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander Financial Services plc	337	576	239	1,030	42

2024
Santander Financial Services plc	337	461	124	580	27